Subsequent events	12 Months Ended
Mar. 31, 2016
Subsequent Events [Abstract]
Subsequent events
20	Subsequent events
In April 2016, the Company repurchased an additional 19,000 shares of its common stock for an aggregate purchase price of approximately $27,000.